Investments Components of Net Realized Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 271.8	$ 360.6	$ 255.1
Gross realized losses on securities sales	(12.5)	(31.1)	(51.5)
Net realized gains (losses) on securities sales	259.3	329.5	203.6
Other-than-temporary impairment losses	(6.1)	(3.5)	(4.1)
Total net realized gains (losses) on securities	318.4	306.8	102.6
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	76.9	115.4	94.6
Gross realized losses on securities sales	(11.8)	(2.9)	(15.0)
Net realized gains (losses) on securities sales	65.1	112.5	79.6
Other-than-temporary impairment losses	(0.6)	(1.7)	(3.9)
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	8.5	20.2	59.1
Gross realized losses on securities sales	(3.7)	(1.9)	(9.3)
Net realized gains (losses) on securities sales	4.8	18.3	49.8
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	7.7	15.0	3.5
Net realized gains (losses) on securities sales	7.7	15.0	3.5
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	47.7	58.1	23.0
Gross realized losses on securities sales	(6.2)	(0.6)	(3.5)
Net realized gains (losses) on securities sales	41.5	57.5	19.5
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	3.0	1.2	2.0
Net realized gains (losses) on securities sales	3.0	1.2	2.0
Other-than-temporary impairment losses	(0.6)	(1.6)	(3.3)
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	10.0	19.3	0.3
Gross realized losses on securities sales	(1.8)	0	0
Net realized gains (losses) on securities sales	8.2	19.3	0.3
Other-than-temporary impairment losses	0	(0.1)	(0.6)
Fixed maturities | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0	0.9	2.1
Net realized gains (losses) on securities sales	0	0.9	2.1
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0	0.7	4.6
Gross realized losses on securities sales	(0.1)	(0.4)	(2.2)
Net realized gains (losses) on securities sales	(0.1)	0.3	2.4
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	126.3	78.2	148.9
Gross realized losses on securities sales	(0.1)	(1.1)	0
Net realized gains (losses) on securities sales	126.2	77.1	148.9
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	68.6	167.0	11.6
Gross realized losses on securities sales	(0.6)	(27.1)	(36.5)
Net realized gains (losses) on securities sales	68.0	139.9	(24.9)
Other-than-temporary impairment losses	(5.5)	(1.8)	(0.2)
Hybrid and Derivative Instruments and Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	65.2	(19.2)	(96.9)
Hybrid and Derivative Instruments and Litigation Settlements | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Other gains (losses)	6.4	14.3	1.7
Hybrid and Derivative Instruments and Litigation Settlements | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Other gains (losses)	56.6	(43.1)	(98.9)
Hybrid and Derivative Instruments and Litigation Settlements | Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	$ 2.2	$ 9.6	$ 0.3